OMB APPROVAL
OMB Number 3235-0578
Expires: May 31, 2007
Estimated average burden hours per response. 21.09

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-5407

TRUST FOR CREDIT UNIONS

(Exact name of registrant as specified in charter)

71 S. Wacker Drive, Suite 500, Chicago, Illinois 60606-6303

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Jeffrey A. Dalke, Esq. Drinker Biddle & Reath LLP One Logan Square 18th and Cherry Streets Philadelphia, PA 19103

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(800) 621-2550

Date of fiscal year end:	AUGUST 31

Date of reporting period:	May 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this Chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

TRUST FOR CREDIT UNIONS

MONEY MARKET PORTFOLIO

SCHEDULE OF INVESTMENTS
May 31, 2006
(Unaudited)
($ in Thousands)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Certificates of Deposit (6.0%)

Citibank, N.A.
$10,000	5.12%	08/10/06	$10,000
National City Bank
5,000	5.17	03/30/07	5,000

Total Certificates of Deposit			$15,000

Government Agency Security (3.2%)

FNMA
$8,000	3.55%	01/12/07	$7,935

Variable Rate Obligations (a) (15.2%)

FNMA
$28,000	4.73%	09/07/06	$27,995
Wachovia Bank, N.A.
10,000	4.92	03/30/07	9,998

Total Variable Rate Obligations			$37,993

Total Investments Before Repurchase Agreements			$60,928

Repurchase Agreement (b) (75.5%)

Joint Repurchase Agreement Account II
$188,200	5.04%	06/01/06	$188,200
Maturity Value: $188,226

Total Investments (100.0%)			$249,128

OTHER ASSETS IN EXCESS OF LIABILITIES — —%			$116

Net Assets - 100%			$249,244

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate securities. Coupon rates disclosed are those which are in effect at May 31, 2006. Maturity date shown is the date of the next coupon rate reset or actual maturity.

(b)	Joint repurchase agreement was entered into on May 31, 2006. Additional Information appears in the Additional Notes to the Schedule of Investments section.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.gs.com/funds.

Investment Abbreviation: FNMA—Federal National Mortgage Association

TRUST FOR CREDIT UNIONS

MONEY MARKET PORTFOLIO—(Continued)

SCHEDULE OF INVESTMENTS
May 31, 2006
(Unaudited)
($ in Thousands)

ADDITIONAL NOTES TO THE SCHEDULE OF INVESTMENTS

INVESTMENT VALUATION—Securities of the Portfolio are valued at amortized-cost, which approximates market value.

The amortized cost shown in the Schedule of Investments also represents aggregate cost for U.S. federal income tax purposes.

REPURCHASE AGREEMENTS—Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolio, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Portfolio may be delayed or limited and there may be a decline in the value of the collateral during the period while the Portfolio seeks to assert its rights. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under triparty repurchase agreements.

     Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Portfolio, together with other registered investment companies having management agreements with Goldman Sachs Asset Management, L.P. (“GSAM”), or its affiliates, transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements.

At May 31, 2006, the Portfolio had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $188,200 in principal amount.

		Interest	Maturity
Repurchase Agreements	Principal Amount	Rate	Date	Maturity Value
Banc of America Securities LLC	$2,550,000	5.04%	06/01/2006	$2,550,357
Barclays Capital PLC	3,000,000	5.05	06/01/2006	3,000,421
Deutsche Bank Securities, Inc.	3,510,000	5.04	06/01/2006	3,510,491
J.P. Morgan Securities, Inc.	506,000	5.04	06/01/2006	506,071
Morgan Stanley & Co.	1,510,000	5.05	06/01/2006	1,510,212
UBS Securities LLC	1,475,000	5.05	06/01/2006	1,475,207
Wachovia Capital Markets	250,000	5.05	06/01/2006	250,035

TOTAL	$12,801,000			$12,802,794

At May 31, 2006, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 0.00% to 5.57%, due 08/02/2006 to 09/30/2015; Federal Home Loan Mortgage Association, 0.00% to 7.50%, due 06/02/2006 to 03/01/2036; Federal National Mortgage Association, 0.00% to 8.50%, due 08/23/2006 to 05/1/2036; Tennessee Valley Authority, 4.75% to 7.14%, due 11/13/2008 to 08/01/2013; and Federal Farm Credit Bank, 4.88%, due 12/16/2015. The aggregate market value of the collateral, including accrued interest, was $13,062,795,100.

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

TRUST FOR CREDIT UNIONS

SHORT DURATION PORTFOLIO

SCHEDULE OF INVESTMENTS
May 31, 2006
(Unaudited)
($ in Thousands)

Principal	Interest	Maturity
Amount	Rate	Date	Value

Mortgage-Backed Obligations (55.2%)

Adjustable Rate FHLMC (a) ( 4.7%)
$6,137	3.902%	01/01/34	$5,946
3,705	4.167	09/01/34	3,650
8,175	4.319	10/01/34	8,074
2,037	4.819	11/01/34	2,022
2,616	4.410	08/01/35	2,570
6,261	4.583	08/01/35	6,158
4,000	5.181	04/01/36	3,951

Total Adjustable Rate FHLMC			$32,371

Adjustable Rate FNMA (a) ( 15.5%)
913	6.603%	09/01/32	927
3,801	3.852	10/01/33	3,736
613	6.042	05/01/32	610
2,249	4.650	01/01/33	2,242
4,619	3.879	07/01/33	4,518
7,658	3.964	12/01/33	7,558
7,371	4.297	12/01/33	7,212
3,514	4.372	03/01/34	3,464
5,581	3.551	04/01/34	5,517
2,020	5.007	08/01/34	1,987
5,210	4.780	10/01/34	5,182
7,333	4.684	04/01/35	7,140
3,330	4.244	05/01/35	3,286
3,421	4.335	05/01/35	3,390
11,032	4.494	05/01/35	10,882
5,950	4.755	05/01/35	5,830
8,466	4.681	06/01/35	8,378
6,472	4.250	08/01/35	6,242
4,021	4.544	09/01/35	3,954
2,096	4.675	10/01/35	2,066
7,193	5.267	02/01/36	7,051
6,881	5.131	03/01/36	6,836

Total Adjustable Rate FNMA			$108,008

Adjustable Rate GNMA (a) ( 0.5%)
3,227	4.500%	12/20/34	3,171

Fixed Rate FHLMC Gold ( 4.3%)
55	7.000%	03/01/09	55
45	7.000	04/01/09	45
623	7.000	06/01/09	633
42	7.000	03/01/12	43
834	7.000	12/01/12	850
1,168	5.000	12/01/13	1,147
1,250	4.000	01/01/14	1,187
53	8.000	07/01/14	56
13,182	4.500	03/01/15	12,571
22	7.000	03/01/15	22
3,478	5.500	05/01/15	3,433
381	5.500	06/01/17	377
222	8.000	09/01/17	236
499	5.500	10/01/17	493

Principal	Interest	Maturity
Amount	Rate	Date	Value

Mortgage-Backed Obligations—(Continued)

Fixed Rate FHLMC Gold—(Continued)
$1,203	8.000%	11/01/17	$1,280
1,285	5.500	03/01/18	1,268
714	5.500	04/01/18	704
963	6.500	05/01/18	981
90	6.000	10/01/18	90
21	6.000	11/01/18	21
4,510	5.500	02/01/19	4,447
177	6.500	12/01/29	180

Total Fixed Rate FHLMC Gold			$30,119

Fixed Rate FNMA ( 8.4%)
434	6.500%	09/01/08	437
300	6.000	12/01/08	300
14	7.500	09/01/10	15
4,170	6.000	01/01/12	4,186
1,147	6.000	04/01/12	1,153
1,518	6.000	05/01/12	1,525
2,064	6.000	06/01/12	2,073
74	7.500	07/01/12	76
3,955	6.000	09/01/12	3,973
448	5.000	11/01/12	441
6,927	5.500	01/01/13	6,811
5	8.000	01/01/13	5
2,232	4.500	08/01/13	2,155
12,669	4.500	09/01/13	12,255
2,742	5.500	09/01/14	2,710
1,435	5.500	12/01/14	1,414
20	6.000	02/01/18	20
4,048	5.500	05/01/18	3,999
270	6.000	05/01/18	268
1,466	5.500	06/01/18	1,448
16	6.000	08/01/18	16
17	6.000	09/01/18	17
1,230	5.500	10/01/18	1,214
1,457	5.500	11/01/18	1,439
1,401	6.000	11/01/18	1,394
87	5.500	12/01/18	86
2,554	6.000	12/01/18	2,542
2,110	6.000	01/01/19	2,099
31	6.000	02/01/19	30
746	6.000	04/01/19	743
168	6.000	05/01/19	168
238	6.000	10/01/23	237
747	7.000	08/01/28	768
1,272	7.000	11/01/28	1,309
159	7.000	02/01/32	164
279	7.000	05/01/32	287
760	7.000	09/01/32	779

Total Fixed Rate FNMA			$58,556

TRUST FOR CREDIT UNIONS

SHORT DURATION PORTFOLIO—(Continued)

SCHEDULE OF INVESTMENTS
May 31, 2006
(Unaudited)
($ in Thousands)

Principal	Interest	Maturity
Amount	Rate	Date	Value

Mortgage-Backed Obligations—(Continued)

Fixed Rate GNMA ( 0.2%)
$4	6.000%	07/15/08	$4
8	6.000	08/15/08	8
147	6.000	09/15/08	147
187	6.000	10/15/08	188
24	6.000	11/15/08	24
20	6.000	12/15/08	20
49	6.000	01/15/09	49
17	6.000	02/15/09	17
20	6.000	05/15/09	20
1	8.500	07/15/09	1
2	8.500	12/15/09	2
108	8.500	01/15/10	113
74	8.500	02/15/10	77
41	8.500	03/15/10	43
32	8.500	04/15/10	33
18	8.500	05/15/10	18
60	8.500	06/15/10	62
17	8.500	07/15/10	18
33	8.500	08/15/10	35
28	8.500	10/15/10	29
55	8.500	11/15/10	57
55	8.500	12/15/10	57
51	8.500	09/15/11	54
81	8.500	10/15/11	84
70	8.500	03/15/12	73
94	8.500	07/15/12	99

Total Fixed Rate GNMA			$1,332

CMOs ( 21.6%)
Adjustable Rate CMOs (a) ( 13.3%)
Adjustable Rate Mortgage Trust Series 2004-4, Class 1A1
4,948	4.859%	03/25/35	4,932
Adjustable Rate Mortgage Trust Series 2005-4, Class 1A1
6,148	4.690	08/25/35	6,069
Bear Stearns Adjustable Rate Mortgage Trust Series 2005-10, Class A3
5,100	4.650	10/25/35	4,890
Bear Stearns Adjustable Rate Mortgage Trust Series 2005-9, Class A1
7,557	4.625	10/25/35	7,332
Countrywide Home Loans Series 2003-37, Class 1A1
253	3.897	08/25/33	255
First Horizon Asset Securities, Inc. Series 2004-AR2, Class 2A1
4,052	4.566	05/25/34	3,963
FNMA Series 1988-12, Class A
377	10.000	02/25/18	422
Indymac Index Mortgage Loan Trust Series 2004-AR4, Class 1A
5,127	4.577	08/25/34	5,088
JPMorgan Mortgage Trust Series 2005-A2, Class 1A1
1,114	4.764	04/25/35	1,083

Principal	Interest	Maturity
Amount	Rate	Date	Value

Mortgage-Backed Obligations—(Continued)

CMOs—(Continued)
Adjustable Rate CMOs(a)—(Continued)
Merrill Lynch Mortgage Investors, Inc. Series 2003-A4, Class 1A
$2,477	5.248%	07/25/33	$2,487
Merrill Lynch Mortgage Investors, Inc. Series 2005-A9, Class 2A1C
7,000	5.179	12/25/35	6,798
Salomon Brothers Mortgage Securities VII, Inc. Series 1994-20, Class A
233	6.858	12/25/24	233
Structured Adjustable Rate Mortgage Loan Series 2004-1, Class 3A3
596	4.655	02/25/34	606
Structured Adjustable Rate Mortgage Loan Series 2004-2, Class 2A
1,111	4.992	03/25/34	1,114
Structured Adjustable Rate Mortgage Loan Series 2004-5, Class 1A
3,470	4.433	05/25/34	3,414
Structured Adjustable Rate Mortgage Loan Series 2004-6, Class 3A2
6,669	4.726	06/25/34	6,487
Structured Asset Securities Corp. Series 2003-34A, Class 3A3
2,695	4.700	11/25/33	2,695
Structured Asset Securities Corp. Series 2003-37A, Class 3A7
6,768	4.520	12/25/33	6,676
Washington Mutual Series 2003-AR6, Class A1
1,781	4.340	06/25/33	1,752
Washington Mutual, Inc. Series 2005-AR10, Class 1A3
4,000	4.840	09/25/35	3,844
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR1, Class 1A1
809	4.547	02/25/35	786
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR16, Class 6A3
5,462	5.000	10/25/35	5,359
Wells Fargo Mortgage Backed Securities Trust Series 2006-AR2, Class 2A3
10,678	5.094	03/25/36	10,533
Wells Fargo Series 2005-AR16, Class 1A1
5,700	4.977	10/25/35	5,654

Total Adjustable Rate CMOs			$92,472

Regular Floater CMOs (a) ( 0.1%)
FHLMC Series 1448, Class F
902	6.525%	12/15/22	911
FNMA Series 1993-220, Class PF
240	4.470	09/25/13	239

Total Regular Floater CMOs			$1,150

TRUST FOR CREDIT UNIONS

SHORT DURATION PORTFOLIO—(Continued)

SCHEDULE OF INVESTMENTS
May 31, 2006
(Unaudited)
($ in Thousands)

Principal	Interest	Maturity
Amount	Rate	Date	Value

Mortgage-Backed Obligations—(Continued)

CMOs—(Continued)
PAC CMOs ( 4.6%)
FHLMC Series 1506, Class PI
$4,236	6.750%	05/15/08	$4,240
FHLMC Series 1661, Class PJ
6,209	6.500	01/15/09	6,236
FHLMC Series 1693, Class H
1,350	6.000	12/15/08	1,348
FHLMC Series 1720, Class PJ
721	7.250	01/15/24	732
FHLMC Series 3028, Class MB
7,950	5.000	12/15/26	7,859
FNMA REMIC Trust Series 1992-193, Class HB
2,458	6.500	11/25/07	2,461
FNMA REMIC Trust Series 1994-23, Class PE
18	6.000	08/25/22	18
FNMA Series 2005-87, Class CL
5,354	5.000	10/25/35	5,298
GNMA REMIC Trust Series 2001-60, Class PD
1,621	6.000	10/20/30	1,624
GNMA REMIC Trust Series 2002-45, Class QD
306	6.500	06/20/31	306
Residential Funding Securities Corp. Series 2003-RM2, Class AI5
2,024	8.500	05/25/33	2,129

Total PAC CMOs			$32,251

Support CMO ( 0.1%)
FNMA REMIC Trust Series 1993-131, Class Z
443	7.000%	07/25/08	446

Sequential Fixed Rate CMOs ( 3.5%)
FHLMC Series 1342, Class H
500	7.500%	08/15/07	499
FHLMC Series 1980, Class Z
1,484	7.000	07/01/27	1,516
FHLMC Series 2236, Class Z
10,945	8.500	06/15/30	11,651
FHLMC Series 2417, Class VK
3,861	6.000	07/15/18	3,867
FNMA REMIC Trust Series 1992-4, Class H
228	7.500	02/25/07	228
FNMA REMIC Trust Series 1992-53, Class G
314	7.000	04/25/07	315
FNMA Series 2001-42, Class HG
842	10.000	09/25/16	924
FNMA Series G92-44, Class Z
2,155	8.000	07/25/22	2,259

Principal	Interest	Maturity
Amount	Rate	Date	Value

Mortgage-Backed Obligations—(Continued)

CMOs—(Continued)
Sequential Fixed Rate CMOs—(Continued)
GNMA REMIC Trust Series 2001-62, Class VL
$3,000	6.500%	11/16/17	$3,029

Total Sequential Fixed Rate CMOs			$24,288

Total CMOs			$150,607

Total Mortgage-Backed Obligations			$384,164

Agency Debentures (36.9%)

FFCB
$7,600	3.800%	09/07/07	$7,458
FHLB
41,275	4.875	02/15/07	41,132
20,000	5.375	02/15/07	19,999
13,000	2.625	05/15/07	12,672
40,100	3.750	05/15/07	39,506
12,000	4.000	07/13/07	11,816
8,000	4.125	09/06/07	7,882
10,000	3.030	06/12/08	9,546
FHLMC
20,500	4.125	04/02/07	20,295
17,500	4.500	08/04/08	17,205
25,000	4.480	09/19/08	24,517
21,000	4.750	10/17/08	20,648
FNMA
10,250	2.375	03/30/07	10,003
14,500	4.000	07/25/08	14,114

Total Agency Debentures			$256,793

U.S. Treasury Obligations (7.3%)

United States Treasury Notes
$7,000	4.375%	01/31/08	$6,924
21,100	3.125	09/15/08	20,250
24,100	4.875	05/15/09	24,013

Total U.S. Treasury Obligations			$51,187

Total Investments Before Repurchase Agreement			$692,144

Repurchase Agreement (b) (6.7%)

Joint Repurchase Agreement Account II
$46,400	5.045%	06/01/06	$46,400
Maturity Value: $46,407

Total Investments (106.1%)
(cost $749,802)			$738,544

TRUST FOR CREDIT UNIONS

SHORT DURATION PORTFOLIO—(Continued)

SCHEDULE OF INVESTMENTS
May 31, 2006
(Unaudited)
($ in Thousands)

LIABILITIES IN EXCESS OF OTHER ASSETS—(6)%	$(42,196)

Net Assets - 100%	$696,348

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

(a)	Variable rate securities. Coupon rates disclosed are those which are in effect at May 31, 2006. Maturity date shown is the date of the next coupon rate reset or actual maturity.

(b)	Joint repurchase agreement was entered into on May 31, 2006. Additional information appears in the Additional Notes to the Schedule of Investments.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.gs.com/funds.

Investment Abbreviations:
CMOs—Collateralized Mortgage Obligations
FFCB—Federal Farm Credit Bank
FHLB—Federal Home Loan Bank
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
PAC—Planned Amortization Class
REMIC—Real Estate Mortgage Investment Conduit

TRUST FOR CREDIT UNIONS

SHORT DURATION PORTFOLIO—(Continued)

SCHEDULE OF INVESTMENTS
May 31, 2006
(Unaudited)
($ in Thousands)

ADDITIONAL NOTES TO THE SCHEDULE OF INVESTMENTS

INVESTMENT VALUATION—The Short Duration Portfolio, investments in mortgage-backed, asset-backed and U.S. Treasury obligations for which accurate market quotations are readily available are valued on the basis of quotations furnished by a pricing service or provided by dealers in such securities. Portfolio securities for which accurate market quotations are not readily available are valued based on yield equivalents, pricing matrices or other sources, under valuation procedures established by the Portfolios’ Board of Trustees. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value.

REPURCHASE AGREEMENTS—Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolio, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Portfolio may be delayed or limited and there may be a decline in the value of the collateral during the period while the Portfolio seeks to assert its rights. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under triparty repurchase agreements.

     Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Portfolio, together with other registered investment companies having management agreements with Goldman Sachs Asset Management, L.P. (“GSAM”), or its affiliates, transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements.

At May 31, 2006, the Portfolio had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $46,400 in principal amount.

		Interest	Maturity
Repurchase Agreements	Principal Amount	Rate	Date	Maturity Value
Banc of America Securities LLC	$2,550,000	5.04%	06/01/2006	$2,550,357
Barclays Capital PLC	3,000,000	5.05	06/01/2006	3,000,421
Deutsche Bank Securities, Inc.	3,510,000	5.04	06/01/2006	3,510,491
J.P. Morgan Securities, Inc.	506,000	5.04	06/01/2006	506,071
Morgan Stanley & Co.	1,510,000	5.05	06/01/2006	1,510,212
UBS Securities LLC	1,475,000	5.05	06/01/2006	1,475,207
Wachovia Capital Markets	250,000	5.05	06/01/2006	250,035

TOTAL	$12,801,000			$12,802,794

At May 31, 2006, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 0.00% to 5.57%, due 08/02/2006 to 09/30/2015; Federal Home Loan Mortgage Association, 0.00% to 7.50%, due 06/02/2006 to 03/01/2036; Federal National Mortgage Association, 0.00% to 8.50%, due 08/23/2006 to 05/1/2036; Tennessee Valley Authority, 4.75% to 7.14%, due 11/13/2008 to 08/01/2013; and Federal Farm Credit Bank, 4.88%, due 12/16/2015. The aggregate market value of the collateral, including accrued interest, was $13,062,795,100.

TAX INFORMATION—At May 31, 2006, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$747,616

Gross unrealized gain	183
Gross unrealized loss	(9,255)

Net unrealized security loss	$(9,072)

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

TRUST FOR CREDIT UNIONS

ULTRA-SHORT DURATION GOVERNMENT PORTFOLIO

SCHEDULE OF INVESTMENTS
May 31, 2006
(Unaudited)
($ in Thousands)

Principal	Interest	Maturity
Amount	Rate	Date	Value

Mortgage-Backed Obligations (44.3%)

Adjustable Rate FHLMC (a) ( 2.0%)
$820	4.313%	02/01/18	$798
852	5.759	11/01/18	843
3,534	6.870	11/01/19	3,645
244	5.318	11/01/22	245
295	5.623	11/01/22	295
199	5.963	10/01/24	204
477	5.839	10/01/25	472
1,355	6.585	08/01/28	1,372
179	5.654	07/01/29	180
578	5.884	05/01/31	591

Total Adjustable Rate FHLMC			$8,645

Adjustable Rate FNMA (a) ( 14.3%)
274	4.475%	10/01/13	269
283	5.204	07/01/17	284
338	5.277	11/01/17	340
302	5.686	11/01/17	308
245	5.936	11/01/17	249
689	6.250	03/01/18	704
245	5.680	04/01/18	249
180	5.572	05/01/18	183
219	5.675	06/01/18	223
39	6.500	06/01/18	40
2,479	4.597	10/01/18	2,473
265	4.775	02/01/19	265
332	5.532	05/01/19	337
183	6.911	12/01/19	186
545	5.902	01/01/20	554
232	5.614	05/01/20	232
1,103	6.191	05/01/20	1,129
862	5.662	12/01/20	865
1,340	4.792	12/25/20	1,335
35	4.922	10/01/21	35
1,620	6.514	02/01/22	1,669
235	5.905	01/01/23	239
585	5.685	03/01/24	586
332	7.142	04/01/25	339
757	5.967	10/01/25	773
752	4.599	07/01/27	753
575	5.442	07/01/27	582
690	4.847	01/01/29	691
171	4.847	02/01/29	171
13,825	5.355	08/01/29	13,618
117	6.138	07/01/31	119
2,066	5.586	07/01/32	2,060
889	6.603	09/01/32	903
3,904	5.302	01/01/33	3,881
623	4.488	03/01/33	617
5,152	4.630	08/01/33	5,164
2,851	3.852	10/01/33	2,802

Principal	Interest	Maturity
Amount	Rate	Date	Value

Mortgage-Backed Obligations—(Continued)

Adjustable Rate FNMA(a)—(Continued)
$5,107	3.452%	04/01/34	$5,024
1,002	4.854	07/01/34	1,004
2,361	4.854	08/01/34	2,367
2,033	5.221	11/28/35	2,033
4,857	4.854	08/01/44	4,870

Total Adjustable Rate FNMA			$60,525

Adjustable Rate GNMA (a) ( 4.2%)
1,462	4.500%	04/20/34	1,443
6,057	4.250	06/20/34	5,968
10,687	4.750	08/20/34	10,497

Total Adjustable Rate GNMA			$17,908

Fixed Rate FHLMC ( 2.3%)
198	6.500%	11/01/10	200
946	6.500	09/01/13	960
823	6.500	10/01/13	834
423	6.500	05/01/14	429
392	6.500	06/01/14	398
3,236	6.000	12/01/14	3,243
1,438	8.000	12/01/15	1,504
1,980	6.000	03/01/16	1,986
310	6.500	07/01/16	315

Total Fixed Rate FHLMC			$9,869

Fixed Rate FNMA ( 0.8%)
2,486	6.000%	06/01/09	2,485
912	8.500	04/01/16	960

Total Fixed Rate FNMA			$3,445

Fixed Rate GNMA ( 0.1%)
195	7.000%	04/15/26	202

CMOs ( 20.6%)
Regular Floater CMOs (a) ( 9.4%)
FHLMC Series 1009, Class D
78	5.725%	10/15/20	78
FHLMC Series 1066, Class P
227	6.025	04/15/21	227
FHLMC Series 1222, Class P
363	4.740	03/15/22	363
FHLMC Series 1448, Class F
387	6.525	12/15/22	391
FHLMC Series 1555, Class FA
284	6.325	08/15/08	286
FHLMC Series 1575, Class FA
834	6.625	08/15/08	842
FHLMC Series 1604, Class FC
618	4.370	11/15/08	610
FHLMC Series 1618, Class F
28	4.640	11/15/08	28
FHLMC Series 1618, Class FB
55	4.640	10/15/08	55

TRUST FOR CREDIT UNIONS

ULTRA-SHORT DURATION GOVERNMENT PORTFOLIO—(Continued)

SCHEDULE OF INVESTMENTS
May 31, 2006
(Unaudited)
($ in Thousands)

Principal	Interest	Maturity
Amount	Rate	Date	Value

Mortgage-Backed Obligations—(Continued)

CMOs—(Continued)
Regular Floater CMOs(a)—(Continued)
FHLMC Series 1689, Class FD
$2,358	4.520%	10/15/23	$2,338
FHLMC Series 1698, Class FA
723	5.925	03/15/09	728
FNMA REMIC Trust Series 1992-033, Class F
106	4.660	03/25/22	105
FNMA REMIC Trust Series 1992-137, Class F
1,497	6.094	08/25/22	1,513
FNMA REMIC Trust Series 1992-155, Class FC
726	5.944	09/25/07	726
FNMA REMIC Trust Series 1993-093, Class FB
346	4.474	05/25/08	342
FNMA REMIC Trust Series 1993-190, Class F
227	4.674	10/25/08	224
FNMA REMIC Trust Series 1998-21, Class F
883	5.120	03/25/28	868
FNMA Series 1993-027, Class F
1,831	6.244	02/25/23	1,862
FNMA Series 1993-191, Class FC
1,232	4.424	10/25/08	1,217
FNMA Series 2001-60 Class O
3,629	6.031	10/25/31	3,709
FNMA Series 2001-70, Class OF
1,210	6.031	10/25/31	1,240
FNMA Series 2001-W4, Class AV1
806	5.361	02/25/32	806
FNMA Series 2002-T7, Class A1
1,596	5.191	07/25/32	1,594
FNMA Series 2002-W2, Class AV1
1,566	5.341	06/25/32	1,566
FNMA Series 2003-T3, Class 1A
283	5.201	06/25/33	283
FNMA Series 2006-5, Class 2A1
17,824	5.131	11/25/28	17,807

Total Regular Floater CMOs			$39,808

PAC CMOs ( 7.3%)
FHLMC REMIC Trust Series 1432, Class H
135	7.500%	12/15/07	135
FHLMC Series 1250, Class J
884	7.000	05/15/22	882
FHLMC Series 1308, Class J
178	8.500	06/15/07	177
FHLMC Series 1461, Class H
3,310	6.500	01/15/08	3,313
FHLMC Series 1475, Class K
1,451	7.000	02/15/08	1,448
FHLMC Series 1513, Class N
1,516	6.500	05/15/08	1,518

Principal	Interest	Maturity
Amount	Rate	Date	Value

Mortgage-Backed Obligations—(Continued)

CMOs—(Continued)
PAC CMOs—(Continued)
FHLMC Series 1685, Class G
$2,549	6.000%	09/15/23	$2,550
FHLMC Series 1693, Class H
1,023	6.000	12/15/08	1,022
FHLMC Series 1720, Class PJ
1,441	7.250	01/15/24	1,463
FHLMC Series 2440, Class OU
3,213	6.500	09/15/09	3,226
FNMA REMIC Trust Series 1991-67, Class J
1,825	7.500	08/25/21	1,861
FNMA REMIC Trust Series 1992-01, Class E
47	7.500	01/25/07	48
FNMA REMIC Trust Series 1992-094, Class J
641	7.000	05/25/07	642
FNMA REMIC Trust Series 1992-175, Class PH
754	7.000	10/25/07	755
FNMA REMIC Trust Series 1993-040, Class H
1,371	6.800	04/25/08	1,377
FNMA REMIC Trust Series 1993-174, Class H
1,227	6.500	09/25/08	1,228
FNMA Series 1993-225, Class WC
2,986	6.500	12/25/13	3,042
FNMA Series 1994-51, Class PJ
614	6.500	09/25/23	615
FNMA Series 2002-16, Class LH
4,687	6.500	03/25/31	4,713
GNMA REMIC Trust Series 2001-10, Class PD
937	6.500	08/16/30	952

Total PAC CMOs			$30,967

Sequential Fixed Rate CMOs ( 2.6%)
FHLMC Series 1216, Class GC
707	7.000%	03/15/07	708
FHLMC Series 1331, Class O
1,128	8.000	07/15/07	1,128
FHLMC Series 1823, Class C
936	6.000	12/15/08	938
FHLMC Series 2367, Class BC
433	6.000	04/15/16	433
FHLMC Series 2543, Class AD
898	8.500	01/15/16	927
FHLMC Series 2663, Class KV
1,578	6.000	04/15/12	1,578
FNMA REMIC Trust Series 1992-53, Class G
257	7.000	04/25/07	257
FNMA Series 2000-16, Class ZG
1,504	8.500	06/25/30	1,584
FNMA Series 2000-32, Class Z
1,976	7.500	10/18/30	2,054

TRUST FOR CREDIT UNIONS

ULTRA-SHORT DURATION GOVERNMENT PORTFOLIO—(Continued)

SCHEDULE OF INVESTMENTS
May 31, 2006
(Unaudited)
($ in Thousands)

Principal	Interest		Maturity
Amount	Rate		Date	Value

Mortgage-Backed Obligations—(Continued)

CMOs—(Continued)
Sequential Fixed Rate CMOs—(Continued)
FNMA Series 2002-73, Class AD
$1,125	8.500%		12/25/15	$1,161

Total Sequential Fixed Rate CMOs				$10,768

Support CMO ( 1.3%)
FHLMC Series 1605, Class E
5,519	6.500%		10/15/08	5,532

Total CMOs				$87,075

Total Mortgage-Backed Obligations				$187,669

Agency Debentures (42.7%)

FHLB
$30,000	0.000	%(b)	06/16/06	$29,941
25,000	2.300		08/30/06	24,826
20,000	4.770	(a)	12/13/06	20,001
FHLMC
25,000	4.500		04/18/07	24,791
17,200	5.000		09/17/07	17,126
FNMA
30,000	0.000	(b)	09/13/06	29,588
25,000	2.625		11/15/06	24,704
Small Business Administration(a)
807	5.575		03/25/14	813
Sri Lanka Aid(a)
9,250	5.377		11/01/24	9,204

Total Agency Debentures				$180,994

Total Investments Before Repurchase Agreement				$368,663

Repurchase Agreement (c) (13.2%)

Joint Repurchase Agreement Account II
$56,000	5.044%		06/01/06	$56,000
Maturity Value: $56,008

Total Investments (100.2%)
(cost $429,563)				$424,663

LIABILITIES IN EXCESS OF OTHER ASSETS—(0)%				$(948)

Net Assets - 100%				$423,715

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate securities. Coupon rates disclosed are those which are in effect at May 31, 2006. Maturity date shown is the date of the next coupon rate reset or actual maturity.

(b)	Security issued with a zero coupon. Income is recognized through the accretion of discount.

(c)	Joint repurchase agreement was entered into on May 31, 2006. Additional information appears in the Additional Notes to the Schedule of Investments section.

For information on the underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.gs.com/funds.

Investment Abbreviations:
CMOs—Collateralized Mortgage Obligations
FHLB—Federal Home Loan Bank
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
PAC—Planned Amortization Class
REMIC—Real Estate Mortgage Investment Conduit

TRUST FOR CREDIT UNIONS

ULTRA-SHORT DURATION GOVERNMENT PORTFOLIO—(Continued)

SCHEDULE OF INVESTMENTS
May 31, 2006
(Unaudited)
($ in Thousands)

ADDITIONAL NOTES TO THE SCHEDULE OF INVESTMENTS

INVESTMENT VALUATION—The Ultra-Short Duration Government Portfolio, investments in mortgage-backed, asset-backed and U.S. Treasury obligations for which accurate market quotations are readily available are valued on the basis of quotations furnished by a pricing service or provided by dealers in such securities. Portfolio securities for which accurate market quotations are not readily available are valued based on yield equivalents, pricing matrices or other sources, under valuation procedures established by the Portfolios’ Board of Trustees. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value.

REPURCHASE AGREEMENTS —Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolio, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Portfolio may be delayed or limited and there may be a decline in the value of the collateral during the period while the Portfolio seeks to assert its rights. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under triparty repurchase agreements.

     Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Portfolio, together with other registered investment companies having management agreements with Goldman Sachs Asset Management, L.P. (“GSAM”), or its affiliates, transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements.

At May 31, 2006, the Portfolio had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $56,000 in principal amount.

		Interest	Maturity
Repurchase Agreements	Principal Amount	Rate	Date	Maturity Value
Banc of America Securities LLC	$2,550,000	5.04%	06/01/2006	$2,550,357
Barclays Capital PLC	3,000,000	5.05	06/01/2006	3,000,421
Deutsche Bank Securities, Inc.	3,510,000	5.04	06/01/2006	3,510,491
J.P. Morgan Securities, Inc.	506,000	5.04	06/01/2006	506,071
Morgan Stanley & Co.	1,510,000	5.05	06/01/2006	1,510,212
UBS Securities LLC	1,475,000	5.05	06/01/2006	1,475,207
Wachovia Capital Markets	250,000	5.05	06/01/2006	250,035

TOTAL	$12,801,000			$12,802,794

At May 31, 2006, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 0.00% to 5.57%, due 08/02/2006 to 09/30/2015; Federal Home Loan Mortgage Association, 0.00% to 7.50%, due 06/02/2006 to 03/01/2036; Federal National Mortgage Association, 0.00% to 8.50%, due 08/23/2006 to 05/1/2036; Tennessee Valley Authority, 4.75% to 7.14%, due 11/13/2008 to 08/01/2013; and Federal Farm Credit Bank, 4.88%, due 12/16/2015. The aggregate market value of the collateral, including accrued interest, was $13,062,795,100.

TAX INFORMATION—At May 31, 2006, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$429,810

Gross unrealized gain	145
Gross unrealized loss	(5,292)

Net unrealized security loss	$(5,147)

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the registrant’s controls and procedures as of the Evaluation Date.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a- 3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Trust for Credit Unions

By (Signature and Title)*		/s/ CHARLES W. FILSON

Date	July 31, 2006	PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ CHARLES W. FILSON

Date	July 31, 2006	PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

By (Signature and Title)*		/s/ JOHN M. PERLOWSKI

Date	July 31, 2006	TREASURER/PRINCIPAL FINANCIAL OFFICER

* Print the name and title of each signing officer under his or her signature.